ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Accumulated depreciation		$ (16,278)	$ (1,844)
Property and equipment, net	$ 110,402	75,948	13,259
Computers and equipment
Property and equipment, gross		20,565	15,103
Office equipment
Property and equipment, gross		49,724	0
Machinery and equipment
Property and equipment, gross		$ 21,937	$ 0